Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
Total Outstanding under the Global Registered Covered Bond Program			$27,134,254,100

OSFI Covered Bond Ratio(2)			2.66%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA

Supplementary Information
Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA- (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$27,134,254,100

A = Lesser of (i) LTV Adjusted Loan Balance and			36,994,570,574		A (i)	38,987,930,743
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	36,994,570,574
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			386,046,123
Total: A + B + C + D + E - F			36,608,524,450

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.5%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			27,530,701,669
			-
A = lesser of (i) Present Value of outstanding loan balance of			38,956,109,320
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			38,956,109,320

Intercompany Loan Balance

Guarantee Loan			28,606,944,503
Demand Loan			10,905,728,479
Total			39,512,672,983

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
January 30, 2020	N/A		N/A

Portfolio Flow of Funds

	1/30/2020		12/30/2019
Cash Inflows
Principal Receipts	474,573,879.12		632,919,476.93
Sale of Loans	62,050,007.74		102,778,776.09
Revenue Receipts	101,803,571.86		108,311,816.44
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(101,703,761.06)	(7)	(108,082,241.30)	(8)
Purchase of Loans	(58,935,206.43)		(64,486,425.76)
Intercompany Loan Repayment	(477,688,680.43)	(7)	(671,211,827.26)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(40.14)		(66.44)
Net Inflows/(Outflows)	99,770.66		229,508.70

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0756%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on February 18th, 2020.

(8) This amount was paid out on January 17th, 2020.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 39,459,603,593
Current Month Ending Balance (1)	$ 38,981,469,585
Number of Mortgage Loans in Pool	175,974
Average Loan Size	$221,518
Number of Primary Borrowers	154,088
Number of Properties	158,642

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.23%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.47%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.18%
Weighted Average Seasoning of Loans in the Portfolio	27.65	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.02%
Weighted Average Original Term of Loans in the Portfolio	54.97	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.32	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	34.15	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	175,870	99.94%	38,951,362,882	99.92%
30 to 59 Days Past Due	70	0.04%	21,336,374	0.05%
60 to 89 Days Past Due	34	0.02%	8,770,329	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,641	11.73%	4,673,779,410	11.99%
British Columbia	26,548	15.09%	7,540,579,031	19.34%
Manitoba	3,480	1.98%	520,009,166	1.33%
New Brunswick	4,287	2.44%	441,775,259	1.13%
Newfoundland	4,556	2.59%	641,946,338	1.65%
Northwest Territories	64	0.04%	14,041,710	0.04%
Nova Scotia	6,587	3.74%	852,856,045	2.19%
Nunavut	-	0.00%	-	0.00%
Ontario	101,193	57.50%	22,646,950,879	58.10%
Prince Edward Island	900	0.51%	103,291,361	0.26%
Quebec	2,037	1.16%	479,391,760	1.23%
Saskatchewan	5,371	3.05%	1,005,645,813	2.58%
Yukon	310	0.18%	61,202,813	0.16%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,912	1.65%	625,676,525	1.61%
599 or less	1,153	0.66%	236,812,588	0.61%
600 - 650	2,553	1.45%	564,689,978	1.45%
651 - 700	7,910	4.49%	1,786,930,211	4.58%
701 - 750	18,155	10.32%	4,310,403,577	11.06%
751 - 800	27,882	15.84%	6,597,765,703	16.93%
801 and Above	115,409	65.58%	24,859,191,003	63.77%
Total	175,974	100.00%	38,981,469,585	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	144,211	81.95%	29,860,418,456	76.60%
Variable	31,763	18.05%	9,121,051,129	23.40%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	139,554	79.30%	28,169,088,168	72.26%
Non-STEP	36,420	20.70%	10,812,381,417	27.74%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,402	8.75%	3,432,820,703	8.81%
Owner Occupied	160,572	91.25%	35,548,648,882	91.19%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	19,352	11.00%	5,146,437,088	13.20%
2.5000 - 2.9999	81,835	46.50%	16,815,904,779	43.14%
3.0000 - 3.4999	42,915	24.39%	9,844,729,784	25.25%
3.5000 - 3.9999	31,033	17.63%	7,027,609,650	18.03%
4.0000 - 4.4999	514	0.29%	88,971,960	0.23%
4.5000 - 4.9999	185	0.11%	30,080,529	0.08%
5.0000 - 5.4999	24	0.01%	2,496,855	0.01%
5.5000 and Above	116	0.07%	25,238,940	0.06%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,054	10.26%	1,465,024,565	3.76%
20.01-25.00	7,858	4.47%	1,106,985,996	2.84%
25.01-30.00	9,344	5.31%	1,562,882,630	4.01%
30.01-35.00	11,451	6.51%	2,161,088,790	5.54%
35.01-40.00	13,582	7.72%	2,888,705,834	7.41%
40.01-45.00	15,810	8.98%	3,578,519,792	9.18%
45.01-50.00	17,308	9.84%	4,224,065,950	10.84%
50.01-55.00	16,966	9.64%	4,273,720,308	10.96%
55.01-60.00	16,024	9.11%	4,162,570,842	10.68%
60.01-65.00	14,348	8.15%	3,755,179,532	9.63%
65.01-70.00	11,603	6.59%	3,113,183,177	7.99%
70.01-75.00	11,673	6.63%	3,342,848,189	8.58%
75.01-80.00	9,872	5.61%	2,704,949,108	6.94%
80.01-90.00	1,810	1.03%	552,286,133	1.42%
90.01-100.00	194	0.11%	69,421,410	0.18%
Over 100.00	77	0.04%	20,037,328	0.05%
Total	175,974	100.00%	38,981,469,585	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	31,970	18.17%	6,007,987,760	15.41%
12.00 - 23.99	55,819	31.72%	12,183,349,010	31.25%
24.00 - 35.99	40,097	22.79%	9,221,307,328	23.66%
36.00 - 41.99	12,825	7.29%	3,104,371,653	7.96%
42.00 - 47.99	19,526	11.10%	4,836,399,440	12.41%
48.00 - 53.99	7,435	4.23%	1,797,946,479	4.61%
54.00 - 59.99	7,238	4.11%	1,631,201,992	4.18%
60.00 - 65.99	886	0.50%	168,419,751	0.43%
66.00 - 71.99	28	0.02%	5,037,435	0.01%
72.00 and Above	150	0.09%	25,448,737	0.07%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	42,940	24.40%	2,577,058,462.55	6.61%
100,000 - 149,999	27,774	15.78%	3,475,974,060.46	8.92%
150,000 - 199,999	25,218	14.33%	4,403,512,693.88	11.30%
200,000 - 249,999	21,372	12.14%	4,800,354,849.97	12.31%
250,000 - 299,999	16,841	9.57%	4,613,724,226.16	11.84%
300,000 - 349,999	12,232	6.95%	3,961,590,865.41	10.16%
350,000 - 399,999	8,842	5.02%	3,302,871,212.52	8.47%
400,000 - 449,999	5,164	2.93%	2,189,099,553.51	5.62%
450,000 - 499,999	4,065	2.31%	1,924,882,051.12	4.94%
500,000 - 549,999	2,916	1.66%	1,527,422,418.62	3.92%
550,000 - 599,999	2,333	1.33%	1,337,901,431.25	3.43%
600,000 - 649,999	1,703	0.97%	1,061,657,009.09	2.72%
650,000 - 699,999	1,104	0.63%	745,089,414.04	1.91%
700,000 - 749,999	791	0.45%	572,399,113.39	1.47%
750,000 - 799,999	646	0.37%	500,007,068.20	1.28%
800,000 - 849,999	485	0.28%	399,302,394.45	1.02%
850,000 - 899,999	408	0.23%	356,793,715.70	0.92%
900,000 - 949,999	275	0.16%	253,876,034.86	0.65%
950,000 - 999,999	194	0.11%	188,546,408.83	0.48%
1,000,000 or Greater	671	0.38%	789,406,601.02	2.03%
Total	175,974	100.00%	38,981,469,585	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,746	16.34%	6,044,490,935	15.51%
Single Family	143,079	81.31%	31,928,997,016	81.91%
Multi Family	3,584	2.04%	897,106,443	2.30%
Other	565	0.32%	110,875,191	0.28%
Total	175,974	100.00%	38,981,469,585	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	75,371,859	57,978,052	79,194,807	100,251,355	124,991,825	152,359,409	220,360,707	267,075,881	368,090,605	456,529,167	559,834,304	989,753,359	941,019,702	248,161,201	27,600,935	5,206,243	4,673,779,410	11.99%
	Current and Less Than 30 Days Past Due	75,371,859	57,978,052	79,194,807	100,141,739	124,991,825	152,218,166	220,169,571	266,860,787	367,613,218	456,529,167	558,506,676	987,919,742	939,075,926	247,545,684	27,181,910	5,206,243	4,666,505,371	99.84%
	30 to 59 Days Past Due	-	-	-	109,616	-	141,243	191,136	-	294,959	-	1,047,227	1,833,617	1,943,776	293,097	419,026	-	6,273,696	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	215,094	182,428	-	280,401	-	-	322,420	-	-	1,000,343	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	351,125,790	242,798,118	336,901,159	445,562,050	667,957,355	754,615,021	904,138,121	843,551,615	824,615,454	685,131,543	532,593,790	388,612,089	338,169,040	209,119,149	10,547,123	5,141,615	7,540,579,032	19.34%
	Current and Less Than 30 Days Past Due	351,043,824	242,536,241	336,901,159	443,761,539	667,957,355	754,326,007	903,442,042	843,551,615	822,775,411	685,131,543	532,593,790	388,612,089	338,169,040	209,119,149	10,547,123	5,141,615	7,535,609,542	99.93%
	30 to 59 Days Past Due	-	-	-	1,596,985	-	289,014	193,627	-	1,368,213	-	-	-	-	-	-	-	3,447,839	0.05%
	60 to 89 Days Past Due	81,966	261,877	-	203,526	-	-	502,451	-	471,831	-	-	-	-	-	-	-	1,521,651	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,650,202	9,289,524	10,004,550	16,877,608	20,167,479	33,297,400	39,316,634	47,393,466	63,646,205	72,910,073	96,411,827	59,000,006	42,373,489	410,474	260,227	-	520,009,166	1.33%
	Current and Less Than 30 Days Past Due	8,610,140	9,289,524	10,004,550	16,877,608	20,167,479	33,297,400	39,316,634	47,393,466	63,646,205	72,910,073	96,411,827	59,000,006	42,373,489	410,474	260,227	-	519,969,104	99.99%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	40,062	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	40,062	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,189,275	7,451,637	12,412,887	19,446,279	25,818,422	39,326,776	53,749,425	73,425,157	61,084,977	42,563,057	32,327,921	35,741,909	27,108,116	-	129,423	-	441,775,259	1.13%
	Current and Less Than 30 Days Past Due	11,189,275	7,451,637	12,412,887	19,446,279	25,818,422	39,170,845	53,749,425	73,186,646	61,084,977	42,563,057	32,327,921	35,741,909	27,108,116	-	129,423	-	441,380,817	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	155,931	-	238,511	-	-	-	-	-	-	-	-	394,442	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,164,908	4,681,628	7,191,695	11,987,166	17,626,957	20,392,356	29,466,933	43,735,478	48,864,689	74,701,191	102,867,524	146,662,767	121,561,129	5,429,768	378,097	234,052	641,946,338	1.65%
	Current and Less Than 30 Days Past Due	6,164,908	4,681,628	7,140,250	11,956,280	17,626,957	20,392,356	29,466,933	43,693,946	48,864,689	74,701,191	102,746,110	146,662,767	121,338,432	5,429,768	378,097	234,052	641,478,363	99.93%
	30 to 59 Days Past Due	-	-	-	30,885	-	-	-	41,532	-	-	121,414	-	-	-	-	-	193,831	0.03%
	60 to 89 Days Past Due	-	-	51,446	-	-	-	-	-	-	-	-	-	222,697	-	-	-	274,143	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	357,168	358,889	189,462	715,925	1,252,313	844,276	2,033,555	1,141,169	2,518,903	1,582,543	875,568	1,168,804	1,003,135	-	-	-	14,041,710	0.04%
	Current and Less Than 30 Days Past Due	357,168	358,889	189,462	715,925	1,252,313	844,276	2,033,555	1,141,169	2,518,903	1,582,543	875,568	1,168,804	1,003,135	-	-	-	14,041,710	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	17,890,586	13,046,730	18,063,383	28,135,284	38,095,606	56,134,550	76,291,064	101,310,545	118,382,661	154,288,183	115,805,023	64,720,172	50,348,513	137,547	206,200	-	852,856,045	2.19%
	Current and Less Than 30 Days Past Due	17,890,586	13,046,730	18,063,383	28,135,284	38,095,606	56,096,732	76,291,064	100,888,818	118,243,300	154,288,183	115,805,023	64,720,172	50,348,513	137,547	206,200	-	852,257,139	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	37,818	-	80,377	-	-	-	-	-	-	-	-	118,195	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	341,350	139,361	-	-	-	-	-	-	-	480,710	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	966,062,453	746,633,233	1,067,919,544	1,484,958,131	1,917,863,461	2,420,922,977	2,749,800,841	2,659,441,355	2,478,368,449	2,091,641,622	1,533,335,083	1,510,833,744	896,281,258	83,739,694	29,882,387	9,266,648	22,646,950,879	58.10%
	Current and Less Than 30 Days Past Due	966,017,592	746,563,235	1,067,824,315	1,482,681,378	1,917,497,680	2,420,277,612	2,747,813,343	2,657,870,103	2,475,991,858	2,090,494,421	1,532,645,072	1,509,288,812	895,315,760	83,056,096	29,882,387	9,266,648	22,632,486,311	99.94%
	30 to 59 Days Past Due	44,861	-	95,229	1,451,785	365,781	391,454	1,300,010	1,240,601	874,313	937,797	312,026	1,362,968	965,499	683,598	-	-	10,025,921	0.04%
	60 to 89 Days Past Due	-	69,998	-	824,968	-	253,911	687,488	330,652	1,502,278	209,405	377,986	181,964	-	-	-	-	4,438,648	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,653,326	2,295,460	2,028,595	4,328,848	7,941,776	8,804,789	13,786,617	14,924,548	9,365,953	10,098,641	8,156,304	10,492,287	8,414,218	-	-	-	103,291,361	0.26%
	Current and Less Than 30 Days Past Due	2,653,326	2,295,460	2,028,595	4,328,848	7,941,776	8,804,789	13,786,617	14,869,599	9,365,953	10,098,641	8,156,304	10,492,287	8,414,218	-	-	-	103,236,412	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	54,949	-	-	-	-	-	-	-	-	54,949	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,366,487	5,174,199	4,883,596	10,052,938	12,817,285	14,220,129	20,924,066	21,437,413	30,056,174	37,212,057	46,027,060	55,468,040	210,858,230	5,288,299	417,018	188,771	479,391,760	1.23%
	Current and Less Than 30 Days Past Due	4,366,487	5,174,199	4,883,596	10,052,938	12,817,285	14,220,129	20,924,066	21,437,413	30,056,174	37,212,057	46,027,060	55,468,040	210,858,230	5,288,299	417,018	188,771	479,391,760	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,420,090	16,082,218	21,670,436	35,697,268	50,554,399	70,363,597	107,244,709	195,151,152	151,527,523	120,874,764	78,043,300	75,365,462	63,650,896	-	-	-	1,005,645,813	2.58%
	Current and Less Than 30 Days Past Due	19,420,090	15,894,119	21,670,436	35,697,268	50,455,606	70,217,842	107,244,709	194,806,079	151,261,047	120,374,015	77,745,973	75,365,462	63,650,896	-	-	-	1,003,803,541	99.82%
	30 to 59 Days Past Due	-	188,099	-	-	98,793	-	-	-	-	243,281	297,327	-	-	-	-	-	827,500	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	145,755	-	345,073	266,477	257,468	-	-	-	-	-	-	1,014,772	0.10%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,772,424	1,196,309	2,422,515	3,075,940	3,618,958	7,238,514	6,953,278	5,132,530	6,049,248	7,646,692	6,905,473	5,029,550	4,161,382	-	-	-	61,202,813	0.16%
	Current and Less Than 30 Days Past Due	1,772,424	1,196,309	2,422,515	3,075,940	3,618,958	7,238,514	6,953,278	5,132,530	6,049,248	7,646,692	6,905,473	5,029,550	4,161,382	-	-	-	61,202,813	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,465,024,565	1,106,985,996	1,562,882,630	2,161,088,790	2,888,705,834	3,578,519,792	4,224,065,950	4,273,720,308	4,162,570,842	3,755,179,532	3,113,183,177	3,342,848,189	2,704,949,108	552,286,133	69,421,410	20,037,328	38,981,469,585	100.00%
	Current and Less Than 30 Days Past Due	1,464,857,677	1,106,466,022	1,562,735,955	2,156,871,026	2,888,241,260	3,577,104,666	4,221,191,238	4,270,832,170	4,157,470,984	3,753,531,582	3,110,746,797	3,339,469,640	2,701,817,135	550,987,018	69,002,384	20,037,328	38,951,362,882	99.92%
	30 to 59 Days Past Due	44,861	188,099	95,229	3,189,271	464,574	1,015,461	1,684,773	1,655,970	2,537,485	1,181,077	1,777,994	3,196,584	2,909,275	976,695	419,026	-	21,336,374	0.05%
	60 to 89 Days Past Due	122,028	331,875	51,446	1,028,493	-	399,666	1,189,939	1,232,168	2,562,374	466,873	658,387	181,964	222,697	322,420	-	-	8,770,329	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	01/30/2020
Distribution Date:	02/14/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	18,620,156	16,281,938	23,752,267	33,732,760	37,368,881	39,011,394	45,204,694	48,113,475	52,720,001	57,094,555	49,874,900	60,958,176	132,916,858	8,936,278	313,917	776,273	625,676,525	1.61%
<=599	4,012,283	6,237,478	5,874,370	11,537,512	19,379,298	19,953,627	27,450,248	27,003,994	28,949,162	23,357,638	19,079,986	23,354,471	16,275,515	3,935,110	411,895	-	236,812,588	0.61%
600-650	10,663,675	7,738,338	14,078,683	24,489,234	35,357,699	49,811,938	63,095,605	71,731,739	62,728,231	53,920,563	54,784,226	48,788,767	53,764,949	10,372,159	2,284,267	1,079,905	564,689,978	1.45%
651-700	35,991,050	28,113,955	42,075,770	83,772,930	120,519,264	155,217,326	192,446,820	230,231,981	199,760,662	190,070,876	160,314,353	174,833,740	129,278,435	33,782,759	7,193,005	3,327,284	1,786,930,211	4.58%
701-750	95,246,605	81,922,050	126,255,236	195,421,447	264,576,360	377,729,250	476,096,628	475,777,907	482,993,470	447,864,368	372,910,684	482,135,845	343,119,356	72,863,943	13,992,908	1,497,521	4,310,403,577	11.06%
751-800	169,072,388	141,806,592	219,108,644	321,229,577	449,752,543	591,779,145	729,076,773	750,605,309	738,003,593	675,298,353	564,149,348	634,136,180	472,142,122	121,187,119	13,889,173	6,528,844	6,597,765,703	16.93%
>800	1,131,418,408	824,885,645	1,131,737,659	1,490,905,329	1,961,751,790	2,345,017,112	2,690,695,181	2,670,255,902	2,597,415,723	2,307,573,181	1,892,069,680	1,918,641,009	1,557,451,873	301,208,765	31,336,244	6,827,501	24,859,191,003	63.77%
Total	1,465,024,565	1,106,985,996	1,562,882,630	2,161,088,790	2,888,705,834	3,578,519,792	4,224,065,950	4,273,720,308	4,162,570,842	3,755,179,532	3,113,183,177	3,342,848,189	2,704,949,108	552,286,133	69,421,410	20,037,328	38,981,469,585	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.